VIRTUS Silvant Large-Cap Growth Stock Fund
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2024
($ reported in thousands)
	Shares	Value
Common Stocks—99.5%
Communication Services—13.2%
Alphabet, Inc. Class A	38,007	$ 6,303
Alphabet, Inc. Class C	32,985	5,515
Meta Platforms, Inc. Class A	16,286	9,323
Netflix, Inc.(1)	3,987	2,828
Snap, Inc. Class A(1)	8,005	86
Trade Desk, Inc. (The) Class A(1)	7,438	815
		24,870

Consumer Discretionary—14.0%
Amazon.com, Inc.(1)	62,206	11,591
Booking Holdings, Inc.	579	2,439
Chipotle Mexican Grill, Inc. Class A(1)	34,160	1,968
DraftKings, Inc. Class A(1)	29,650	1,162
Las Vegas Sands Corp.	15,613	786
Lululemon Athletica, Inc.(1)	1,999	543
MercadoLibre, Inc.(1)	681	1,397
O’Reilly Automotive, Inc.(1)	1,484	1,709
Royal Caribbean Cruises Ltd.	13,009	2,307
TJX Cos., Inc. (The)	22,481	2,643
		26,545

Consumer Staples—2.7%
Colgate-Palmolive Co.	7,137	741
Costco Wholesale Corp.	4,926	4,367
		5,108

Financials—7.1%
American Express Co.	7,982	2,165
Mastercard, Inc. Class A	8,014	3,957
S&P Global, Inc.	4,720	2,439
Visa, Inc. Class A	14,644	4,026
Wells Fargo & Co.	16,033	906
		13,493

	Shares	Value

Health Care—10.9%
Bristol-Myers Squibb Co.	17,285	$ 894
Dexcom, Inc.(1)	12,910	865
Eli Lilly & Co.	10,540	9,338
Exact Sciences Corp.(1)	8,792	599
Insulet Corp.(1)	1,958	456
Intuitive Surgical, Inc.(1)	4,961	2,437
Mettler-Toledo International, Inc.(1)	244	366
Natera, Inc.(1)	8,176	1,038
Thermo Fisher Scientific, Inc.	1,692	1,047
UnitedHealth Group, Inc.	5,940	3,473
		20,513

Industrials—4.7%
Deere & Co.	2,444	1,020
Eaton Corp. plc	4,302	1,426
Emerson Electric Co.	7,792	852
Fair Isaac Corp.(1)	842	1,636
GE Vernova, Inc.(1)	1,671	426
General Electric Co.	6,684	1,261
Honeywell International, Inc.	2,271	469
Rockwell Automation, Inc.	2,542	682
Union Pacific Corp.	4,595	1,133
		8,905

Information Technology—46.5%
Adobe, Inc. (1)	4,219	2,184
Apple, Inc.	92,913	21,649
Applied Materials, Inc.	17,015	3,438
ARM Holdings plc ADR(1)	6,186	885
ASML Holding N.V. Registered Shares	748	623
Autodesk, Inc.(1)	6,852	1,888
Crowdstrike Holdings, Inc. Class A(1)	3,354	941
DocuSign, Inc. Class A(1)	2,302	143
HubSpot, Inc.(1)	1,383	735
Lattice Semiconductor Corp.(1)	5,565	295
	Shares	Value

Information Technology—continued
Microsoft Corp.	53,079	$ 22,840
NVIDIA Corp.	199,949	24,282
Onto Innovation, Inc.(1)	2,847	591
QUALCOMM, Inc.	15,123	2,572
Roper Technologies, Inc.	1,410	784
Salesforce, Inc.	7,566	2,071
SentinelOne, Inc. Class A(1)	16,516	395
Workday, Inc. Class A(1)	6,743	1,648
		87,964

Materials—0.4%
Vulcan Materials Co.	3,288	823
Total Common Stocks (Identified Cost $59,167)		188,221

Total Long-Term Investments—99.5% (Identified Cost $59,167)		188,221

TOTAL INVESTMENTS—99.5% (Identified Cost $59,167)		$188,221
Other assets and liabilities, net—0.5%		980
NET ASSETS—100.0%		$189,201

Abbreviations:
ADR	American Depositary Receipt
S&P	Standard & Poor’s

Footnote Legend:
(1)	Non-income producing.
The following table summarizes the value of the Fund’s investments as of September 30, 2024, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at September 30, 2024	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$188,221	$188,221
Total Investments	$188,221	$188,221
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at September 30, 2024.
There were no transfers into or out of Level 3 related to securities held at September 30, 2024.
See Notes to Schedule of Investments

VIRTUS Silvant Large-Cap Growth Stock Fund
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2024
Note 1. Security Valuation
The Fund’s Board of Trustees has designated the investment adviser as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940. The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the investment adviser’s Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the investment adviser’s Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange-Traded Funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Listed derivatives, such as options, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual Financials.
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